COMBINED FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Other current assets:
Capitalized costs to obtain a contract with a customer	$ 43,069	$ 40,601	$ 30,900
Prepaid expenses	41,934	36,636
Capitalized downloadable search toolbar costs, net	21,985	33,365
Other	45,346	56,857
Other current assets	$ 152,334	$ 167,459